COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	$ 1,317
Contractual Commitments, Payments Due In Two Years	393
Contractual Commitments, Payments Due In Three Years	116
Contractual Commitments, Payments Due In Four Years	112
Contractual Commitments, Payments Due In Five Years	24
Unrecorded Unconditional Purchase Obligation, Due after Five Years	47
Contractual Commitments, Payments Due, Total	2,009
S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	177
Contractual Commitments, Payments Due In Two Years	32
Contractual Commitments, Payments Due In Three Years	28
Contractual Commitments, Payments Due In Four Years	27
Contractual Commitments, Payments Due In Five Years	23
Unrecorded Unconditional Purchase Obligation, Due after Five Years	45
Long-term Purchase Commitment, Amount	332
Contractual Commitment Number of Years	30
Proceeds From Long Term Transmission Agreement	85
Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	404	[1]
Contractual Commitments, Payments Due In Two Years	243	[1]
Contractual Commitments, Payments Due In Three Years	230	[1]
Contractual Commitments, Payments Due In Four Years	224	[1]
Contractual Commitments, Payments Due In Five Years	206	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	377	[1]
Contractual Commitments, Payments Due, Total	1,684	[1]
Long-term Purchase Commitment, Payments In Period	1,680		1,345	1,991
Natural Gas Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	183
Contractual Commitments, Payments Due In Two Years	121
Contractual Commitments, Payments Due In Three Years	112
Contractual Commitments, Payments Due In Four Years	108
Contractual Commitments, Payments Due In Five Years	90
Unrecorded Unconditional Purchase Obligation, Due after Five Years	157
Contractual Commitments, Payments Due, Total	771
Long-term Purchase Commitment, Payments In Period	1,464		1,222	1,810
Natural Gas Transportation Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	242
Contractual Commitments, Payments Due In Two Years	239
Contractual Commitments, Payments Due In Three Years	226
Contractual Commitments, Payments Due In Four Years	220
Contractual Commitments, Payments Due In Five Years	202
Unrecorded Unconditional Purchase Obligation, Due after Five Years	361
Contractual Commitments, Payments Due, Total	1,490
Natural Gas Transportation Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	126
Contractual Commitments, Payments Due In Two Years	120
Contractual Commitments, Payments Due In Three Years	111
Contractual Commitments, Payments Due In Four Years	107
Contractual Commitments, Payments Due In Five Years	89
Unrecorded Unconditional Purchase Obligation, Due after Five Years	157
Contractual Commitments, Payments Due, Total	710
Natural Gas Supply Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	162	[1]
Contractual Commitments, Payments Due In Two Years	4	[1]
Contractual Commitments, Payments Due In Three Years	4	[1]
Contractual Commitments, Payments Due In Four Years	4	[1]
Contractual Commitments, Payments Due In Five Years	4	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	16	[1]
Contractual Commitments, Payments Due, Total	194	[1]
Natural Gas Supply Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	57
Contractual Commitments, Payments Due In Two Years	1
Contractual Commitments, Payments Due In Three Years	1
Contractual Commitments, Payments Due In Four Years	1
Contractual Commitments, Payments Due In Five Years	1
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0
Contractual Commitments, Payments Due, Total	61
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	1,328
Contractual Commitments, Payments Due In Two Years	1,473
Contractual Commitments, Payments Due In Three Years	1,487
Contractual Commitments, Payments Due In Four Years	1,494
Contractual Commitments, Payments Due In Five Years	1,483
Unrecorded Unconditional Purchase Obligation, Due after Five Years	11,826
Contractual Commitments, Payments Due, Total	19,091	[2]
Long-term Purchase Commitment, Payments In Period	1,377		1,205	918
Purchased Power Contracts [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	471
Contractual Commitments, Payments Due In Two Years	543
Contractual Commitments, Payments Due In Three Years	524
Contractual Commitments, Payments Due In Four Years	517
Contractual Commitments, Payments Due In Five Years	488
Unrecorded Unconditional Purchase Obligation, Due after Five Years	6,349
Contractual Commitments, Payments Due, Total	8,892	[2]
Long-term Purchase Commitment, Payments In Period	570		381	346
Purchased Power Contracts [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	165
Guarantee Obligations Current Carrying Value	2
Debt Service Operations [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	328
Guarantee Obligations Current Carrying Value	17
Sunrise Powerlink Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitment Annual Escalation Percentage	2.00%
Contractual Commitment Number of Years	58
Contractual Commitment Future Annual Payment Amount	3
Contractual Commitment Present Value Future Payments, Regulatory Asset	115
Contractual Commitment Future Payments, Liability	115
East County Substation [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	87
Liquefied Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Long Term Purchase Commitment Estimated Annual Escalation After 2023	1.00%
Liquefied Natural Gas Contracts [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	670
Contractual Commitments, Payments Due In Two Years	662
Contractual Commitments, Payments Due In Three Years	654
Contractual Commitments, Payments Due In Four Years	658
Contractual Commitments, Payments Due In Five Years	678
Unrecorded Unconditional Purchase Obligation, Due after Five Years	8,300
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	132
Natural Gas Infrastructure Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	113
Natural Gas Infrastructure Construction [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	190
Contractual Commitments, Payments Due In Two Years	84
Contractual Commitments, Payments Due In Three Years	84
Contractual Commitments, Payments Due In Four Years	84
Contractual Commitments, Payments Due, Total	442
Long-term Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	31.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	55.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	14.00%
Renewable Energy Contracts Expiring Through 2039 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	25.40%
Luz del Sur Hydroelectric Power Plant [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Total	15
Sempra South American Utilities Construction [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	27
Contractual Commitments, Payments Due, Total	27
Sempra Renewables Construction [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	524
Contractual Commitments, Payments Due In Two Years	41
Contractual Commitments, Payments Due In Three Years	1
Contractual Commitments, Payments Due In Four Years	1
Contractual Commitments, Payments Due In Five Years	1
Unrecorded Unconditional Purchase Obligation, Due after Five Years	1
Contractual Commitments, Payments Due, Total	569
Sempra Rockies Marketing [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	14
Contractual Commitments, Payments Due In Two Years	14
Contractual Commitments, Payments Due In Three Years	14
Contractual Commitments, Payments Due In Four Years	14
Contractual Commitments, Payments Due In Five Years	33
Unrecorded Unconditional Purchase Obligation, Due after Five Years	50
Operations And Maintenance Mesquite Power [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	2
Contractual Commitments, Payments Due In Two Years	2
Contractual Commitments, Payments Due In Three Years	2
Contractual Commitments, Payments Due In Four Years	2
Contractual Commitments, Payments Due In Five Years	2
Unrecorded Unconditional Purchase Obligation, Due after Five Years	25
Contractual Commitments, Payments Due, Total	35
Sempra Natural Gas Construction [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	8
Contractual Commitments, Payments Due, Total	8
Energia Sierra Juarez Wind And Sasabe Guaymas Projects [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	391
Contractual Commitments, Payments Due In Two Years	236
Contractual Commitments, Payments Due In Three Years	3
Contractual Commitments, Payments Due In Four Years	0
Contractual Commitments, Payments Due In Five Years	0
Unrecorded Unconditional Purchase Obligation, Due after Five Years	1
Contractual Commitments, Payments Due, Total	$ 631

[1]	Excludes amounts related to LNG purchase agreements as discussed below.
[2]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.